Capital Structure Financial Policies (Tables)	12 Months Ended
Dec. 31, 2025
Capital Structure Financial Policies
Schedule of components of ratios

Capital
	Measure	December 31	December 31
($ millions)	Target	2025	2024
Components of ratios
Short-term debt		—	—
Current portion of long-term debt		973	997
Long-term debt		9 014	9 348
Total debt(1)		9 987	10 345
Current portion of long-term lease liabilities		638	599
Long-term lease liabilities		3 879	3 745
Total debt and lease liabilities(1)		14 504	14 689
Less: Cash and cash equivalents		3 650	3 484
Net debt and lease liabilities(1)		10 854	11 205
Net debt(1)		6 337	6 861
Shareholders’ equity		45 124	44 514
Total capitalization (total debt and lease liabilities plus shareholders’ equity)		59 628	59 203
Adjusted funds from operations(2)		12 783	13 846
Net debt and lease liabilities to adjusted funds from operations		0.8	0.8
Total debt and lease liabilities to total debt and lease liabilities plus shareholders’ equity	20% – 35%	24.3%	24.8%

(1)	Total debt, total debt and lease liabilities, net debt and lease liabilities and net debt are non-GAAP financial measures.
(2)	Adjusted funds from operations is calculated as cash flow from operating activities before changes in non-cash working capital, and is a non-GAAP financial measure.